SoFi Enhanced Yield ETF
Schedule of Investments
November 30, 2025 (Unaudited)
PURCHASED OPTIONS - 2.0%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Put Options - 2.0%
Nasdaq 100 Index, Expiration: 12/5/2025; Exercise Price: $21,400.00	$4,832,629,100	1,900	$232,750
S&P 500 Index, Expiration: 12/19/2025; Exercise Price: $5,450.00	1,849,254,300	2,700	513,000

TOTAL PURCHASED OPTIONS (Cost $6,516,689)			745,750

U.S. TREASURY SECURITIES - 23.1%	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Note/Bond	3.88%	01/15/2026	$8,498,000	8,498,146

TOTAL U.S. TREASURY SECURITIES (Cost $8,496,076)				8,498,146

SHORT-TERM INVESTMENTS - 32.2%
Money Market Funds - 3.4%			Shares	Value
First American Government Obligations Fund - Class X, 3.92%(e)			1,238,237	1,238,237

U.S. Treasury Bills - 28.8%(f)			Principal Amount	Value
U.S. Treasury Bill, 2/19/2026, 3.74%(g)			$200,000	198,355
U.S. Treasury Bill, 6/11/2026, 3.64%(g)			152,000	149,127
U.S. Treasury Bill, 7/9/2026, 3.58%(g)			8,923,000	8,733,483
U.S. Treasury Bill, 8/6/2026, 3.62%(g)			1,606,000	1,567,307
TOTAL U.S. TREASURY BILLS				10,648,272

TOTAL SHORT-TERM INVESTMENTS (Cost $11,860,367)				11,886,509

TOTAL INVESTMENTS - 57.3% (Cost $26,873,132)				$21,130,405
Other Assets in Excess of Liabilities - 42.7%				15,728,148
TOTAL NET ASSETS - 100.0%				$36,858,553

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of November 30, 2025.
(f)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(g)	The rate shown is the annualized effective yield as of November 30, 2025.

SoFi Enhanced Yield ETF
Schedule of Written Options Contracts
November 30, 2025 (Unaudited)

WRITTEN OPTIONS - (2.2)%(a)(b)	Notional Amount	Contracts	Value
Put Options - (2.2)%
Nasdaq 100 Index, Expiration: 12/5/2025; Exercise Price: $21,500.00	$(4,832,629,100)	(1,900)	$(251,750)
S&P 500 Index, Expiration: 12/19/2025; Exercise Price: $5,500.00	(1,849,254,300)	(2,700)	(546,750)

TOTAL WRITTEN OPTIONS (Premiums received $6,845,327)			$(798,500)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.